Subsequent Events (Details Narrative) - USD ($)						3 Months Ended		12 Months Ended
	Feb. 01, 2017	Jan. 23, 2017	Jan. 23, 2017	Oct. 05, 2016	Oct. 04, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Feb. 18, 2015
Escrow deposit										$ 500,000
Proceeds from line of credit									$ 500,000
Proceeds from issuance of common stock						$ 6,982,930			$ 1,000,000
PhotoMedex, Inc [Member]
Purchase price						$ 250,000
Purchase agreement description				The purchase price paid by ICTV Holdings in the PhotoMedex Acquisition was paid as follows: (i) $3,000,000 of the purchase price which was raised in a private placement (described below in more detail) was deposited on October 5, 2016 into an escrow account established by counsel to the Company and ICTV Holdings, as escrow agent (the “Escrow Agent”), under an escrow agreement entered into on October 4, 2016 among the Company, ICTV Holdings, the Sellers, the Escrow Agent, and certain investors in the Company’s private placement (the “Escrow Agreement”), which escrow funds were paid to the Sellers on January 23, 2017, in accordance with the Escrow Agreement and subject to the conditions thereof; (ii) $2,000,000 of the purchase price of $4,500,000 is to be paid by on or before the 90th day following January 23, 2017; and (iii) the remainder of the purchase price is payable in the form of a continuing royalty as described in more detail below.
Escrow deposit				$ 3,000,000
Royalty expenses				$ 4,500,000
Sales percentage				6.00%
PhotoMedex Purchase Agreement [Member]
Purchase price					$ 9,500,000
PhotoMedex Purchase Agreement [Member] | Home Shopping Network [Member]
Sales percentage				35.00%
PhotoMedex Purchase Agreement [Member] | LeoGroup [Member]
Proceeds from line of credit					2,000,000
PhotoMedex Purchase Agreement [Member] | Before 90 days [Member]
Purchase price					2,000,000
Ermis Labs Purchase Agreement [Member]
Purchase price					1,982,000
Ermis Labs Purchase Agreement [Member] | Ermis Labs, Inc. [Member]
Royalty expenses					$ 1,750,000
Royalty percentage					5.00%
Payment of minimum royalty amount					$ 175,000
Ermis Labs Purchase Agreement [Member] | Ermis Labs Acquisition [Member]
Royalty expenses			$ 1,750,000
Number of common stock issued			2,500,000
Subsequent Event [Member] | PhotoMedex, Inc [Member]
Purchase agreement description				The purchase price paid by ICTV Holdings in the PhotoMedex Acquisition, for which we are also jointly and severally liable, was paid as follows: (i) $3,000,000 of the purchase price which was raised in a private placement was deposited on October 5, 2016 into an escrow account established by counsel to the Company and ICTV Holdings, as escrow agent (the “Escrow Agent”), under an escrow agreement entered into on October 4, 2016 among the Company, ICTV Holdings, the Sellers, the Escrow Agent, and certain investors in the Company’s private placement (the “Escrow Agreement”), which escrow funds was paid to the Sellers on January 23, 2017, in accordance with the Escrow Agreement and subject to the conditions thereof; (ii) $2,000,000 of the purchase price is to be paid by on or before the 90th day following January 23, 2017; and (iii) the remainder of the purchase price is payable in the form of a continuing royalty as described in more detail below. On October 4, 2016, as required by the PhotoMedex Purchase Agreement, we delivered to PhotoMedex a letter of credit from LeoGroup Private Debt Facility, L.P. (“LeoGroup”), a private equity fund that secures our obligation to make the $2 million payment referred to in clause (ii) above.
Escrow deposit				$ 3,000,000
Royalty expenses				$ 4,500,000
Sales percentage				6.00%
Subsequent Event [Member] | PhotoMedex Purchase Agreement [Member]
Purchase price					9,500,000
Subsequent Event [Member] | PhotoMedex Purchase Agreement [Member] | Home Shopping Network [Member]
Sales percentage				35.00%
Subsequent Event [Member] | PhotoMedex Purchase Agreement [Member] | LeoGroup [Member]
Proceeds from line of credit					2,000,000
Subsequent Event [Member] | PhotoMedex Purchase Agreement [Member] | Before 90 days [Member]
Purchase price					2,000,000
Subsequent Event [Member] | Ermis Labs Purchase Agreement [Member]
Purchase price					2,150,000
Subsequent Event [Member] | Ermis Labs Purchase Agreement [Member] | Ermis Labs, Inc. [Member]
Royalty expenses					$ 1,750,000
Royalty percentage					5.00%
Payment of minimum royalty amount					$ 175,000
Subsequent Event [Member] | Ermis Labs Purchase Agreement [Member] | Ermis Labs Acquisition [Member]
Purchase price		$ 2,150,000	$ 2,150,000		$ 400,000
Number of common stock issued					2,500,000
Stock price per share					$ 0.16
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Private Placement [Member]
Stock price per share	$ 0.34	$ 0.34	$ 0.34
Number of common stock purchase during the period	11,764,713	8,823,530
Proceeds from issuance of common stock	$ 4,000,000	$ 3,000,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Private Placement [Member] | Maximum [Member]
Proceeds from issuance of common stock	$ 7,000,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Accredited Investor [Member] | Private Placement [Member]
Stock price per share					$ 0.34
Number of common stock purchase during the period					8,823,530
Proceeds from issuance of common stock					$ 3,000,000
Proceeds from related party debt					$ 1,670,000